Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits
	2012				2011

end of	Switzer- land	Foreign	Total		Switzer- land	Foreign	Total

Deposits (CHF million)

Non-interest-bearing demand deposits	8,282	4,521	12,803		11,446	4,218	15,664

Interest-bearing demand deposits	132,393	24,976	157,369		113,403	19,626	133,029

Savings deposits	60,103	44	60,147		54,395	38	54,433

Time deposits	10,786	98,221	109,007	[1]	16,841	133,581	150,422	[1]

Total deposits	211,564	127,762	339,326	[2]	196,085	157,463	353,548	[2]

of which due to banks	–	–	31,014		–	–	40,147

of which customer deposits	–	–	308,312		–	–	313,401

The designation of deposits in Switzerland versus foreign deposits is based upon the location of the office where the deposit is recorded.
1 Included CHF 108,887 million and CHF 149,985 million as of December 31, 2012 and 2011, respectively, of the Swiss franc equivalent of individual time deposits greater than USD 100,000 in Switzerland and foreign offices. 2 Not included as of December 31, 2012 and 2011 were CHF 67 million and CHF 51 million, respectively, of overdrawn deposits reclassified as loans.

Bank
Deposits
	2012				2011

end of	Switzer- land	Foreign	Total		Switzer- land	Foreign	Total

Deposits (CHF million)

Non-interest-bearing demand deposits	8,282	4,521	12,803		11,441	4,214	15,655

Interest-bearing demand deposits	129,352	25,713	155,065		110,919	20,751	131,670

Savings deposits	52,534	44	52,578		47,212	38	47,250

Time deposits	8,965	98,853	107,818	[1]	15,473	134,159	149,632	[1]

Total deposits	199,133	129,131	328,264	[2]	185,045	159,162	344,207	[2]

of which due to banks	–	–	30,574		–	–	40,077

of which customer deposits	–	–	297,690		–	–	304,130

The designation of deposits in Switzerland versus foreign deposits is based upon the location of the office where the deposit is recorded.
1 Included as of December 31, 2012 and 2011 were CHF 107,705 million and CHF 160,992 million, respectively, of individual time deposits issued in Switzerland and in foreign offices in the Swiss franc equivalent amounts of USD 100,000 or more. 2 Not included as of December 31, 2012 and 2011 were CHF 67 million and CHF 51 million, respectively, of overdrawn deposits reclassified as loans.